Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail)	1 Months Ended		12 Months Ended
	Jan. 18, 2012	Jul. 06, 2011	Mar. 31, 2012 Employees Stock Option Scheme		Mar. 31, 2011 Employees Stock Option Scheme		Mar. 31, 2010 Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period			91,642,000	[1]	22,812,500	[1]	57,124,500	[1]
Equity shares allocated for grant under the plan			0		100,000,000		0
Options granted	(35,359,500)	(243,750)	(35,603,250)		(32,967,500)		(36,341,250)
Forfeited/lapsed			1,077,250	[1]	1,797,000	[1]	2,029,250	[1]
Options available to be granted, end of period			57,116,000		91,642,000	[1]	22,812,500	[1]

[1]	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.